Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total		Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2013			61,587,257
Balance at Dec. 31, 2013	$ 910,579		$ 5,168	$ 279,572	$ 100	$ 1,960	$ 623,779
Comprehensive Income:
Net income	172,468						172,468
Currency translation adjustment	(45,038)					(45,038)
Currency impact of long-term funding	9,806					9,806
Income tax on currency impact of long- term funding	(178)					(178)
Unrealized capital gain (loss) - investments	20					20
Actuarial gain (loss) on defined benefit pension plan	(4,125)					(4,125)
Total comprehensive income	132,953
Exercise of share options (in shares)			926,407
Exercise of share options	22,256		$ 74	22,182
Issue of restricted share units / performance share units (in shares)			233,726
Issue of restricted share units / performance share units	18			18
Share based compensation expense	23,078			23,078
Share issue costs	(20)			(20)
Repurchase of ordinary shares (in shares)			(2,640,610)
Repurchase of ordinary shares	(140,030)		$ (205)		205		(140,030)
Share repurchase costs	(1,032)						(1,032)
Excess income tax benefit on exercise of equity compensation (net of deferred tax)	2,404			2,404
Balance (in shares) at Dec. 31, 2014			60,106,780
Balance at Dec. 31, 2014	950,206		$ 5,037	327,234	305	(37,555)	655,185
Comprehensive Income:
Net income	239,539						239,539
Currency translation adjustment	(35,105)					(35,105)
Currency impact of long-term funding	7,342					7,342
Income tax on currency impact of long- term funding	(3,574)					(3,574)
Unrealized capital gain (loss) - investments	(54)					(54)
Actuarial gain (loss) on defined benefit pension plan	2,693					2,693
Gain on interest rate hedge	4,617					4,617
Total comprehensive income	215,458
Exercise of share options (in shares)			773,753
Exercise of share options	20,981		$ 52	20,929
Issue of restricted share units / performance share units (in shares)			276,860
Issue of restricted share units / performance share units	18			18
Share based compensation expense	33,317			33,317
Share issue costs	(8)			(8)
Repurchase of ordinary shares (in shares)			(6,198,481)
Repurchase of ordinary shares	(457,892)		$ (410)		410		(457,892)
Share repurchase costs	(889)						(889)
Excess income tax benefit on exercise of equity compensation (net of deferred tax)	$ 1,905			1,905
Balance (in shares) at Dec. 31, 2015	54,958,912	[1]	54,958,912
Balance at Dec. 31, 2015	$ 763,096	[1]	$ 4,679	383,395	715	(61,636)	435,943
Comprehensive Income:
Net income	262,179						262,179
Currency translation adjustment	(12,839)					(12,839)
Currency impact of long-term funding	(8,824)					(8,824)
Income tax on currency impact of long- term funding	396					396
Unrealized capital gain (loss) - investments	11					11
Actuarial gain (loss) on defined benefit pension plan	(2,485)					(2,485)
Amortization of interest rate hedge	(923)					(923)
Total comprehensive income	237,515
Exercise of share options (in shares)			393,240
Exercise of share options	10,139		$ 26	10,113
Issue of restricted share units / performance share units (in shares)			607,878
Issue of restricted share units / performance share units	41			41
Share based compensation expense	40,343			40,343
Share issue costs	(17)			(17)
Repurchase of ordinary shares (in shares)			(1,429,187)
Repurchase of ordinary shares	(110,000)		$ (94)		94		(110,000)
Share repurchase costs	(275)						(275)
Excess income tax benefit on exercise of equity compensation (net of deferred tax)	$ 4,332			4,332
Balance (in shares) at Dec. 31, 2016	54,530,843		54,530,843
Balance at Dec. 31, 2016	$ 945,174		$ 4,611	$ 438,207	$ 809	$ (86,300)	$ 587,847

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).